Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash [abstract]
Disclosure of cash position [Table Text Block]
	Osisko Gold Royalties (i)		Osisko Development		Total
	2020	2019(ii)	2020	2019(iii)	2020	2019
	$	$	$	$	$	$

Cash held in Canadian dollars	29,714	4,752	137,374	8,006	167,088	12,758

Cash held in U.S. dollars	59,208	73,502	47,167	—	106,375	73,502
Cash held in U.S. dollars (Canadian equivalent)	75,383	95,465	60,053	—	135,436	95,465
Total cash	105,097	100,217	197,427	8,006	302,524	108,223

(i) Excluding Osisko Development and its subsidiaries.

(ii) Excluding the cash held by Barkerville and the other subsidiaries that were transferred to Osisko Development in 2020 as part of the RTO.

(iii) Corresponds to the cash that was held by Barkerville and the other subsidiaries that were transferred to Osisko Development in 2020 as part of the RTO.